BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BANK BORROWINGS
Schedule of components of bank borrowings

	At December 31,
	2013	2014
	$	$
Bank borrowings
Short-term	613,433,236	737,886,632
Long-term, current portion	322,156,646	82,365,314
Total current	935,589,882	820,251,946

Long-term, non-current portion	100,502,222	22,433,705
Total	1,036,092,104	842,685,651

Schedule of components of short-term borrowings

	At December 31,
	2013	2014
	$	$

Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	139,481,245	148,739,778
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) , and also guaranteed by Trina	—	330,000,000
Short-term borrowings guaranteed by Trina	376,481,244	215,146,854
Unsecured short-term borrowings	97,470,747	44,000,000
Total	613,433,236	737,886,632

Schedule of components of long-term borrowings

	At December 31,
	2013	2014
	$	$

Long-term borrowings secured by plants, machineries, and land use rights	147,077,179	—
Long-term borrowings secured by build-to-sell project assets	11,481,245	—
Long-term borrowings guaranteed by Trina	80,000,000	100,713,385
Unsecured long-term borrowings	184,100,444	4,085,634
Total	422,658,868	104,799,019

Future principal payments under long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2014 are as follows:

Long-term borrowings
Fiscal Years Ending December 31,
2015	82,365,314
2016	1,583,965
2017	4,157,189
2018	1,705,808
2019	1,827,652
Thereafter	13,159,091
Total	104,799,019